Research and development expenses	6 Months Ended
Jun. 30, 2022
Text Block [Abstract]
Research and development expenses
3. Research and development expenses

	For the three months ended June 30		For the six months ended June 30
	2022	2021	2022	2021
	€	€	€	€
Personnel expenses (Note 5)	(3,061,036)	(1,759,669)	(5,590,207)	(3,768,165)
Clinical expenses	(7,175,545)	(3,496,223)	(13,741,610)	(6,761,928)
Nonclinical expenses	(1,016,793)	(1,181,660)	(1,832,918)	(2,143,713)
Manufacturing costs	(2,419,143)	(1,601,980)	(5,883,668)	(2,920,172)
License costs	—	—	—	(500,000)
Intellectual Property costs	(49,120)	(21,067)	(187,723)	(38,075)

	(13,721,637)	(8,060,599)	(27,236,126)	(16,132,053)

Development expenses are currently not capitalized but are recorded in the unaudited condensed consolidated statements of profit or loss and other comprehensive income because the recognition criteria for capitalization are not met.
Clinical expenses include costs of conducting and managing our sponsored clinical trials, including clinical investigator cost, costs of clinical sites, and costs for CRO’s assisting with our clinical development programs.
Nonclinical expenses include costs of our outsourced discovery, preclinical and nonclinical development studies.
Manufacturing expenses include costs related to manufacturing of active pharmaceutical ingredients and manufacturing of the products used in our clinical trials and research and development activities
License costs during the period ended June 30, 2021 consist of a milestone payment of €500,000 which was paid to AnalytiCon upon commencement of Phase 2 development.